THE TREASURY MONEY MARKET PORTFOLIO

Annual Report October 31, 2000

(The following pages should be read in conjunction with J.P. Morgan Institutional Service Treasury Money Market Fund Annual Financial Statements)

THE TREASURY MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
OCTOBER 31, 2000

PRINCIPAL AMOUNT                                                      VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 71.5%
$50,000,000    Chase Repurchase Agreement, 6.56%, dated
               10/31/00, proceeds include interest
               $50,009,111, due 11/01/00 (collateralized
               by $49,563,000 U.S. Treasury Notes,  6.50%,
               due 08/31/01 through 02/15/10,
               valued at $50,989,865)                           $     50,000,000

50,000,000     Credit Suisse First Boston Repurchase
               Agreement, 6.52% dated 10/31/00,
               proceeds include interest $50,009,056, due
               11/1/00 (a)                                            50,000,000

200,000,000    Deutsche Morgan Grenfel Repurchase
               Agreement, 6.55%, dated 10/31/00,
               proceeds include interest $200,036,389, due
               11/1/00 (b)                                           200,000,000

133,650,000    Goldman Sachs Repurchase Agreement,
               6.55%, dated 10/31/00, proceeds include
               interest $133,674,317, due 11/1/00 (c)                133,650,000

 50,000,000    Greenwich Repurchase Agreement, 6.55%,
               dated 10/31/00, proceeds include interest
               $50,009,097, due 11/1/00 (collateralized by
               $50,380,000 U.S. Treasury Notes, 5.50%,
               due 5/31/03, valued at $51,003,290)                    50,000,000

50,000,000     Lehman Repurchase Agreement, 6.56%,
               dated 10/31/00, proceeds include interest
               $50,009,111, due 11/1/00 (collateralized
               by $47,615,000 U.S. Treasury Note,
               4.25%  due 1/15/10, valued at $51,004,911)             50,000,000

50,000,000     Merrill Lynch Repurchase Agreement, 6.50%,
               dated 10/31/00, proceeds include interest
               $50,009,028, due 11/1/00 (d)                           50,000,000

50,000,000     Morgan Stanley Repurchase Agreement,
               6.48%, dated 10/31/00, proceeds include
               interest $50,009,000, due 11/1/00 (e)                  50,000,000

200,000,000    Salomon Repurchase Agreement, 6.56%,
               dated 10/31/00, proceeds include interest
               $200,036,444, due 11/1/00 (f)                         200,000,000
                                                              ------------------
TOTAL REPURCHASE AGREEMENTS                                          833,650,000
                                                              ------------------

U.S. TREASURY SECURITIES - 28.5%

     $200,000,000  United States Treasury Bills,
                   6.31%, 12/21/00                              $    198,250,000

       35,000,000  United States Treasury Notes,
                   4.50%, 1/31/01                                     34,831,646

       25,000,000  United States Treasury Notes, 4.88%,
                   3/31/01                                            24,831,022

       40,000,000  United States Treasury Notes, 5.63%,
                   5/15/01                                            39,830,350

       35,000,000  United States Treasury Notes, 6.50%,
                   8/31/01                                            35,047,852
                                                              ------------------

TOTAL U.S. TREASURY SECURITIES                                       332,790,870
                                                              ------------------
TOTAL INVESTMENTS AT AMORTIZED
COST AND VALUE - 100%                                            $1,166,440,870
                                                              ==================

(a) Collateralized by:
    U.S. Treasury Note $14,792,000, 6.13% due 12/31/01
    U.S. Treasury Note $12,678,000, 6.50% due 5/31/02
    U.S. Treasury Note $23,425,000, 5.75% due 10/31/02
    Valued at $51,510,530

(b) Collateralized by:
    U.S. Treasury Bond $41,395,000, 14.25% due 2/15/02
    U.S. Treasury Bond $8,933,000, 12.50% due 8/15/14
    U.S. Treasury Bond $43,158,000, 10.38% due 11/15/12
    U.S. Treasury Bond $66,933,000, 3.63% due 4/15/28
    U.S. Treasury STRIP $67,235,000 due 11/15/21
    Valued at $200,000,081

(c) Collateralized by:
    U.S. Treasury Note $97,885,000, 5.88% due 11/15/04
    U.S. Treasury Bond $22,000,000, 14.00% due 11/15/11
    U.S. Treasury STRIP $6,919,000  due 2/15/14 through 11/15/14
    Valued at $133,650,624

(d) Collateralized by:
    U.S. Treasury Bills $250,000, 14.00% due 11/15/11
    U.S. Treasury Bonds $22,580,000, 9.00% due 11/15/18
    U.S. Treasury Note $2,016,000, 5.25% due 5/31/01
    U.S. Treasury STRIP $33,843,000 due 11/15/11
    Valued at $51,001,202

(e) Collateralized by:
    U.S. Treasury Bills $42,100,000 due 04/19/01 through  08/30/01
    U.S. Treasury Note $12,000,000, 5.00% due 04/30/01
    Valued at  $51,530,566

(f) Collateralized by:
    U.S. Treasury Note $172,475,000, 5.63% due 5/15/08
    U.S. Treasury Note $28,760,000, 6.13% due 8/15/07
    Valued at $200,462,878

STRIP - Separate Trading of Registered Interest and Principal.


     The Accompanying Notes are an Integral Part of the Financial Statements.
2

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
OCTOBER 31, 2000

ASSETS
Investments at Amortized Cost and Value                           $332,790,870
Repurchase Agreement at Amortized Cost and Value                    833,650,000
Interest Receivable                                                   2,085,769
Prepaid Trustees' Fees and Expenses                                       1,866
Prepaid Expenses and Other Assets                                         1,832
Receivable for Expense Reimbursement                                     23,122
                                                                  -------------
   Total Assets                                                   1,168,553,459
                                                                  -------------
LIABILITIES

Advisory Fee Payable                                                    179,762
Due to Custodian                                                         28,450
Administrative Services Fee Payable                                      22,731
Fund Services Fee Payable                                                   747
Administration Fee Payable                                                  290
Accrued Expenses and Other Liabilities                                   81,180
                                                                  -------------
    Total Liabilities                                                   313,160
                                                                  -------------
NET ASSETS

Applicable to Investors' Beneficial Interests                    $1,168,240,299
                                                                 ==============

The Accompanying Notes are an Integral Part of the Financial Statements.
  3

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED OCTOBER 31, 2000

INVESTMENT INCOME
INCOME
Interest Income                                                    $61,912,210
                                                                   -----------
EXPENSES
Advisory Fee                                                         2,000,272
Administrative Services Fee                                            251,048
Custodian Fees and Expenses                                            110,976
Professional Fees                                                       40,739
Fund Services Fee                                                       16,550
Trustees' Fees and Expenses                                             12,280
Administration Fee                                                       6,803
Miscellaneous Expenses                                                  12,798
                                                                   -----------
    Total Expenses                                                   2,451,466
Less: Reimbursement of Expenses                                      (394,705)
                                                                   -----------
    Net Expenses                                                     2,056,761
                                                                   -----------
NET INVESTMENT INCOME                                               59,855,449
                                                                   -----------
NET REALIZED LOSS ON INVESTMENTS                                     (267,969)
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $59,587,480
                                                                   ===========

      The Accompanying Notes are an Integral Part of the Financial Statements.
4

THE TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
FOR THE YEARS ENDED OCTOBER 31

INCREASE (DECREASE) IN NET ASSETS                                    2000              1999
FROM OPERATIONS
Net Investment Income                                          $  59,855,449      $  41,654,130
Net Realized Loss on Investments                                   (267,969)            (49,014)
                                                               ----------------- --------------
Net Increase in Net Assets Resulting from Operations              59,587,480         41,605,116
                                                               ----------------- --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

Contributions                                                   4,912,395,308      4,599,123,657
Withdrawals                                                    (4,978,197,544)    (4,171,320,392)
                                                               -----------------  ---------------
Net Increase (Decrease) from Investors' Transactions             (65,802,236)        427,803,265
                                                               -----------------  --------------
Total Increase (Decrease) in Net Assets                           (6,214,756)        469,408,381
                                                               -----------------  --------------
NET ASSETS

Beginning of Year                                               1,174,455,055         705,046,674
                                                               -----------------   --------------
End of Year                                                     $1,168,240,299     $1,174,455,055
                                                               -----------------   --------------

SUPPLEMENTARY DATA

                                                                         FOR THE PERIOD
                                                                          JULY 7, 1997
                                                                        (COMMENCEMENT OF
                                    FOR THE YEARS ENDED OCTOBER 31       OPERATIONS) THROUGH
                                      2000        1999       1998        OCTOBER 31, 1997
                                  ---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                       0.20%       0.20%       0.12%           0.04%(a)
  Net Investment Income              5.82%       4.75%       5.35%           5.52%(a)
  Expenses without Reimbursement     0.24%       0.24%       0.27%           0.52%(a)

(a)  Annualized.



The Accompanying Notes are an Integral Part of the Financial Statements.
5

THE TREASURY MONEY MARKET PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

OCTOBER 31, 2000
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    ORGANIZATION--The Treasury Money Market Portfolio (the "Portfolio") is one of two subtrusts ("Portfolios") comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The Portfolio commenced operations on July 7, 1997. The Portfolio's investment objective is to provide high current income consistent with the preservation of capital and same-day liquidity. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    SECURITY VALUATIONS--Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    REPURCHASE AGREEMENTS--The Portfolio's custodian (or designated subcustodians, as the case may be under tri-party repurchase agreements) takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to mark-to-market the collateral on a daily basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the seller of the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    SECURITY TRANSACTIONS--Security transactions are accounted for as of the trade date. Realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

    INVESTMENT INCOME--Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

    EXPENSES--Expenses incurred by Series Portfolio II with respect to any two or more portfolios in Series Portfolio II, are allocated in proportion to the net asssets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

    INCOME TAX STATUS--The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the provisions of the Internal Revenue Code. The cost of securities is substantially the same for book and tax purposes.

    DISTRIBUTION TO SHAREHOLDERS--Distributions to a shareholder are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net short-term realized gains, if any, will be distributed in accordance with the requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, and may be reflected in the Fund's daily dividends. Distributions from net long-term realized gains, if any, will be distributed annually, except that an additional capital gains distribution may be made in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES

    ADVISORY--The Portfolio has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the Portfolio pays JPMIM at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion.

    ADMINISTRATIVE SERVICES--The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other registered

THE TREASURY MONEY MARKET PORTFOLIO NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                    (Continued)
OCTOBER 31, 2000
--------------------------------------------------------------------------------
2. TRANSACTIONS WITH AFFILIATES (CONTINUED)

investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

    Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses (which excludes interest and dividend expenses, taxes and extraordinary items) of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio. This reimbursement arrangement can be changed or terminated at any time after February 28, 2001, at the option of J.P. Morgan.

    ADMINISTRATION--The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and distributor for the Fund. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which FDI provides similar services.

    FUND SERVICES--The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("PGI") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of PGI.

    Each Trustee receives an aggregate annual fee of $75,000 for serving on the boards of the Trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, and other registered investment companies in which they invest. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total Trustees' fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of PGI and receives compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $3,100.

--------------------------------------------------------------------------------
3. SUBSEQUENT EVENTS

    On September 13, 2000, J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation announced that they have entered into an agreement and plan of merger. The transaction is expected to close in December 2000 and is subject to approval by shareholders of both companies.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Investors of
The Treasury Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Treasury Money Market Portfolio (the "Portfolio") at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period July 7, 1997 (commencement of operations) through October 31, 1997, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 21, 2000
8

[back cover]


J.P. MORGAN INSTITUTIONAL SERVICE FUNDS

       Prime Money Market Fund
           ---------------------------------------------------------------------
       Treasury Money Market Fund
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       Federal Money Market Fund
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       Tax Exempt Money Market Fund
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       For more information on the J.P. Morgan
       Institutional Funds, call J.P.
       Morgan  Funds Services at (800) 766-7722.
           ---------------------------------------------------------------------

Morgan Guaranty Trust Company                                       MAILING
500 Stanton Christiana Road                                       INFORMATION
Newark, Delaware 19713-2107

IN-ANN-23745 1000